Commitments and Contingencies (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments And Contingencies [Line Items]
Committed to an additional construction loans	$ 3,109,446
Other commitment			$ 215,501	$ 190,017	$ 118,718
JJV, LLC (the "Manager")
Commitments And Contingencies [Line Items]
Loan origination fees, percentage	75.00%		75.00%
Loan origination fees paid	$ 79,341	$ 117,221	$ 636,260	$ 541,600
Loan servicing fee , Description	the loan servicing fee ranged from one-twelfth (1/12 th) of one-half percent (0.5%) to one percent (1.0%) of the Company’s loan portfolio		the loan servicing fee ranges from one-twelfth (1/12 th) of one-half percent (0.5%) to one percent (1.0%) of the Company's loan portfolio
Loan servicing fee, Percentage	1.00%	1.00%	1.00%	1.00%
Loan servicing fees paid	$ 32,778	$ 55,456	$ 295,035	$ 164,853
Loan inspection fees			55,194	$ 45,824
Other commitment			$ 1,616,735
JJV, LLC (the "Manager") | Minimum
Commitments And Contingencies [Line Items]
Loan origination fees on original loan, percentage	2.00%		2.00%
JJV, LLC (the "Manager") | Maximum
Commitments And Contingencies [Line Items]
Loan origination fees on original loan, percentage	5.00%		5.00%